Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,172,316	$ 2,705,675		$ 2,343,780	$ 1,246,566
Intangible assets	182,164	72,337
Total identifiable net assets at fair value	$ 29,934,872	$ 19,858,681
Olivias [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			$ 208
Other assets			615
Intangible assets			42,421
Liabilities			(6,400)
Total identifiable net assets at fair value			36,844
Goodwill arising on acquisition			10,381
Purchase consideration transferred			47,225
Equity consideration			36,671
Cash consideration			$ 10,554